Derivative Instruments And Hedging Activities (Effects Of Derivatives Not Designated As Hedging Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ 13.2	$ (1.8)	$ 2.9
Commodity contracts | Cost of Sales
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	0.0	0.0	(0.1)
Equity forwards | Cost of Sales
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	4.0	(0.5)	1.6
Equity forwards | General and administrative expenses
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ 9.2	$ (1.3)	$ 1.4